Note 8 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2023	2022
Land and land improvements	$292	$292
Buildings	1,581	1,619
Leasehold improvements	699	649
Furniture, fixtures and equipment	3,568	2,892
	6,140	5,452
Accumulated depreciation	(3,207)	(2,677)
Premises and equipment, net	$2,933	$2,775